STOCKHOLDERS' EQUITY (Outstanding Warrants - Assumptions) (Details) (Warrant [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant [Member]
Stockholders Equity Note [Line Items]
Expected volatility	63.00%	60.00%
Expected term (in years)	1 year 10 months 24 days	2 years 10 months 24 days
Risk free rate	0.25%	0.36%